Exhibit 1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

SG Commercial Mortgage Securities, LLC SG Americas Securities, LLC Société Générale Financial Corporation 245 Park Avenue New York, New York 10167

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by SG Commercial Mortgage Securities, LLC, SG Americas Securities, LLC and Société Générale Financial Corporation (collectively, the “Company”) and Credit Suisse Securities (USA) LLC (together with the Company, the “Specified Parties”), relating to the proposed offering of certain classes of SG Commercial Mortgage Securities Trust 2019-787E, Commercial Mortgage Pass-Through Certificates, Series 2019-787E.

The information provided to us, including the information set forth in the Data File, is the responsibility of the Company. The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On January 25, 2019, representatives of the Company provided us with a computer generated mortgage loan data file and related record layout (the “Data File”) containing one mortgage loan contributed by Société Générale Financial Corporation (“SG”) that is secured by one mortgaged property (the “SG Asset”). SG is referred to herein as the “Mortgage Loan Seller” and the SG Asset is referred to herein as the “Mortgage Asset.”

From December 4, 2018 through January 25, 2019, representatives of the Mortgage Loan Seller provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Asset.

At your request, for the Mortgage Asset set forth on the Data File, we compared certain characteristics (the “Characteristics” as indicated on Appendix A), except for those Characteristics identified on Appendix A as “None - Mortgage Loan Seller Provided” or “Not applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

******

Member of Deloitte Touche Tohmatsu

2

We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Asset underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the Mortgage Asset, (iii) the existence or ownership of the Mortgage Asset or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

January 25, 2019

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by the Mortgage Loan Seller, with respect to the Mortgage Asset (the “Source Documents”):

Loan agreements, promissory notes, consolidated, amended and restated promissory notes, indentures, note purchase agreements, pari passu loan agreements, pari passu promissory notes, mortgage, deed of trusts or reserve agreements (collectively, the “Loan Agreement”);

Promissory note splitter or draft promissory note splitter (collectively, the “Promissory Note Splitter”).

Subordinate loan agreement, subordinate promissory note, promissory note splitter or b-note (collectively, the “Subordinate Loan Document”);

The guaranty agreements or environmental indemnity agreement (the “Guaranty”);

Cash management agreement, lockbox agreements, deposit account control agreement and/or the restricted account agreement (collectively, the “Cash Management Agreement”);

The closing statements or servicing system screen prints (collectively, the “Closing Statement”);

Non-consolidation opinion letters (the “Non-Consolidation Opinion”);

The real estate property appraisal reports (the “Appraisal Report”);

United States Postal Service website – www.usps.com (“USPS”);

Property condition reports (the “Engineering Report”);

Borrower rent rolls, underwritten rent rolls, tenant leases lease abstracts, lease summaries or lease estoppels (collectively, the “Rent Roll”);

The title policies or pro-forma title policies (collectively, the “Title Policy”);

The phase I environmental reports (the “Phase I Report”);

The underwritten financial summaries (the “Underwritten Financial Summary Report”);

Asset summary reports (“ASR”);

Property Hazard and Liability Insurance Certificates (the “Insurance Certificate”); and

Servicer reports and records and provided electronic files (the “Servicer Records”).

*****

	Characteristic	Source Document
1	Number	Not applicable
2	Securitization	Not applicable
3	Property Name	Not applicable
4	Mortgage Loan Originator	Loan Agreement
5	Mortgage Loan Seller	None - Mortgage Loan Seller Provided
6	Property Flag	None - Mortgage Loan Seller Provided
7	Number of Properties	Appraisal Report
8	Status	None - Mortgage Loan Seller Provided
9	Address	Appraisal Report
10	City	Appraisal Report
11	County	Appraisal Report
12	State	Appraisal Report
13	Zip Code	Appraisal Report/USPS
14	Property Type	Appraisal Report
15	Property Sub-Type	Appraisal Report
16	Year Built	Appraisal Report/Engineering Report
17	Year Renovated	Appraisal Report/Engineering Report
18	Units/Rentable Square Ft	Rent Roll
19	Primary Unit of Measure	Rent Roll
20	Cut-off Balance per Unit	Refer to calculation procedures
21	Cut-off Date	None - Mortgage Loan Seller Provided
22	Loan Purpose	Closing Statement/ASR
23	Original Balance	Loan Agreement/Promissory Note Splitter
24	Cut-Off Balance	Refer to calculation procedures
25	% of Total Cut-off Date Balance	Refer to calculation procedures
26	Maturity Balance	Refer to calculation procedures
27	Interest Rate	Loan Agreement
28	Interest Calculation (30/360/Act/360)	Loan Agreement
29	Monthly Debt Service Payment	Refer to calculation procedures
30	Note Date	Loan Agreement
31	First Payment Date	Loan Agreement
32	Payment Day	Loan Agreement
33	Final Maturity Date	Not applicable
34	ARD (Y/N)	Loan Agreement
35	Maturity/ARD Date	Loan Agreement
36	ARD Rate	Not applicable
37	Grace Period (Default)	Loan Agreement
38	Grace Period at Maturity (Default)	Loan Agreement
39	Grace Period (Late Fee)	Loan Agreement
40	Amortization Type	Loan Agreement
41	Original IO Period (Months)	Loan Agreement

	Characteristic	Source Document
42	Original Amort. Term (Months)	Refer to calculation procedures
43	Original Balloon Term (Months)	Refer to calculation procedures
44	Seasoning as of Cut-off Date (Months)	Refer to calculation procedures
45	Remaining IO Period	Refer to calculation procedures
46	Remaining Term to Amortization (Months)	Refer to calculation procedures
47	Remaining Term to Maturity (Months)	Refer to calculation procedures
48	Prepayment Provision	Loan Agreement
49	Open Payments	Loan Agreement
50	Open Period Begin Date	Loan Agreement
51	Remaining Yield Maintenance Payments	Loan Agreement
52	Yield Maintenance Calculation	Loan Agreement
53	Original Lockout	Loan Agreement
54	Remaining Lockout	Loan Agreement
55	Remaining Defeasance Payments	Loan Agreement
56	Defeasance Option Start Date	Loan Agreement
57	Borrower	Loan Agreement
58	Sponsor	Loan Agreement/ASR
59	Related Principal	Loan Agreement
60	Guarantor	Guaranty/Loan Agreement
61	TIC/DST	Loan Agreement
62	Independent Director (Y/N) / # Independent Directors	Loan Agreement
63	Non-Consolidation Opinion (Y/N)	Non-Consolidation Opinion
64	SPE (Y/N)	Loan Agreement
65	Assumption Fee	Loan Agreement
66	Cross-Collateralized	Loan Agreement
67	Cross-Collateralized Description	Not applicable
68	Previous Securitization (if Applicable)	None - Mortgage Loan Seller Provided
69	Pari-Passu (Y/N)	Loan Agreement
70	Note Control (Y/N)	None – Mortgage Loan Seller Provided
71	Pari-Passu Out of Trust Original Balance	Loan Agreement
72	Pari-Passu Out of Trust Cut-Off Balance	Refer to calculation procedures
73	Pari-Passu Total Original Balance	Loan Agreement
74	Pari-Passu Total Cut-Off Balance	Refer to calculation procedures
75	Pari-Passu Total Maturity Balance	Refer to calculation procedures
76	Pari-Passu Total Annual Debt Service	Refer to calculation procedures
77	Senior Subordinate Mortgage Debt (Y/N)	Loan Agreement
78	Senior Subordinate Mortgage Debt Original Balance	Loan Agreement
79	Senior Subordinate Mortgage Debt Cut-Off Balance	Refer to calculation procedures
80	Senior Subordinate Mortgage Debt Description	Loan Agreement
81	Senior Subordinate Mortgage Debt Monthly Payment Amount (Current)	Refer to calculation procedures
82	Senior Subordinate Mortgage Debt Monthly Payment Amount	Refer to calculation procedures

	Characteristic	Source Document
83	Senior Subordinate Mortgage Debt Maturity Date	Loan Agreement
84	Senior Subordinate Mortgage Debt First Payment Date	Loan Agreement
85	Senior Subordinate Mortgage Debt Interest Rate	Loan Agreement
86	Subordinate Mortgage Debt (Y/N)	Loan Agreement/Subordinate Loan Document
87	Subordinate Mortgage Debt Original Balance	Loan Agreement/Subordinate Loan Document
88	Subordinate Mortgage Debt Cut-Off Balance	Refer to calculation procedures
89	Subordinate Mortgage Debt Description	Loan Agreement/Subordinate Loan Document
90	Subordinate Mortgage Debt Monthly Payment Amount (Current)	Refer to calculation procedures
91	Subordinate Mortgage Debt Monthly Payment Amount	Refer to calculation procedures
92	Subordinate Mortgage Debt Maturity Date	Loan Agreement/Subordinate Loan Document
93	Subordinate Mortgage Debt First Payment Date	Loan Agreement/Subordinate Loan Document
94	Subordinate Mortgage Debt Interest Rate	Loan Agreement/Subordinate Loan Document
95	Total Mortgage Debt Cut-off Date Balance	Refer to calculation procedures
96	Total Mortgage Debt Maturity Balance	Refer to calculation procedures
97	Existing Additional Debt First Payment Date	Not applicable
98	Existing Additional Debt Interest Rate	Not applicable
99	Existing Additional Debt (Y/N)	None - Mortgage Loan Seller Provided
100	Existing Additional Debt Original Balance	Not applicable
101	Existing Additional Debt Cut-Off Balance	Not applicable
102	Existing Additional Debt Maturity Balance	Not applicable
103	Existing Additional Debt Description (Only include sub & mezz debt)	Not applicable
104	Existing Additional Debt Monthly Payment Amount (Current)	Not applicable
105	Existing Additional Debt Monthly Payment Amount	Not applicable
106	Existing Additional Debt Maturity Date	Not applicable
107	Total Debt Cut-off Date Balance	Not applicable
108	Total Debt Maturity Balance	Not applicable
109	Future Secured Subordinate Debt (Y/N)	Loan Agreement
110	Conditions for Future Secured Subordinate Debt	Not applicable
111	Lender Consent Required for Future Secured Subordinate Debt (Y/N)	Not applicable
112	Future Mezzanine Debt Permitted (Y/N)	Loan Agreement
113	Conditions for Future Mezzanine Debt	Not applicable
114	Lender Consent Required for Future Mezzanine Debt (Y/N)	Not applicable
115	Future Unsecured Debt Permitted (Y/N)	Loan Agreement

	Characteristic	Source Document
116	Conditions for Future Unsecured Debt	Not applicable
117	Lender Consent Required for Future Unsecured Debt (Y/N)	Not applicable
118	Partial Prepay Allowed (Y/N)	Loan Agreement
119	Partial Prepayment Description	Loan Agreement
120	Partial Release Allowed (Y/N)	Loan Agreement
121	Partial Release Description	Loan Agreement
122	Substitution (Y/N)	Loan Agreement
123	Substitution Description	Not applicable
124	Free Release (Y/N)	Loan Agreement
125	Free Release Description	Not applicable
126	Ownership Interest	Title Policy
127	Ground Lease Expiration Date	Not applicable
128	Ground Lease Extension Options	Not applicable
129	Lockbox Type	Cash Management Agreement/Loan Agreement
130	Cash Management	Cash Management Agreement/Loan Agreement
131	Excess Cash Trap Trigger	Cash Management Agreement/Loan Agreement
132	Tax Escrow Required (Y/N/Springing)	Loan Agreement
133	Tax Escrow Current Balance	Servicer Records
134	Tax Escrow at Closing	Closing Statement/Loan Agreement
135	Tax Escrow Monthly Deposit	Closing Statement/Loan Agreement/Servicer Records
136	Tax Escrow Springing Condition	Loan Agreement
137	Tax Escrow Int to Lender / Borrower	Not applicable
138	Insurance Escrow Required (Y/N/Springing)	Loan Agreement
139	Insurance Escrow Current Balance	Servicer Records
140	Insurance Escrow at Closing	Closing Statement/Loan Agreement
141	Insurance Escrow Monthly Deposit	Closing Statement/Loan Agreement/Servicer Records
142	Insurance Escrow Springing Condition	Loan Agreement
143	Insurance Escrow Int to Lender / Borrower	Loan Agreement
144	CapEx Escrow Required (Y/N/Springing)	Loan Agreement
145	CapEx Escrow Current Balance	Servicer Records
146	CapEx Escrow at Closing	Closing Statement/Loan Agreement
147	CapEx Escrow Monthly Deposit	Closing Statement/Loan Agreement/Servicer Records
148	CapEx Escrow Cap	Not applicable
149	CapEx Escrow Springing Condition	Not applicable
150	CapEx Escrow Int to Lender / Borrower	Not applicable
151	TI/LC Escrow Required (Y/N/Springing)	Loan Agreement
152	TI/LC Escrow Current Balance	Servicer Records

	Characteristic	Source Document
153	TI/LC Escrow at Closing	Closing Statement/Loan Agreement
154	TI/LC Escrow Monthly Deposit	Closing Statement/Loan Agreement/Servicer Records
155	TI/LC Escrow Cap	Not applicable
156	TI/LC Escrow Springing Condition	Not applicable
157	TI/LC Escrow Int to Lender / Borrower	Not applicable
158	Deferred Maintenance Escrow Required (Y/N)	Loan Agreement
159	Deferred Maintenance Escrow Current Balance	Servicer Records
160	Deferred Maintenance Escrow at Closing	Closing Statement/Loan Agreement
161	Deferred Maintenance Escrow Int to Lender / Borrower	Not applicable
162	Environmental Escrow Required (Y/N)	Loan Agreement
163	Environmental Escrow Current Balance	Servicer Records
164	Environmental Escrow at Closing	Closing Statement/Loan Agreement
165	Environmental Escrow Int to Lender / Borrower	Not applicable
166	Debt Service Escrow Required (Y/N)	Loan Agreement
167	Debt Service Escrow Current Balance	Servicer Records
168	Debt Service Escrow at Closing	Closing Statement/Loan Agreement
169	Debt Service Escrow Int to Lender / Borrower	Not applicable
170	Other Escrow Required (Y/N/Springing)	Loan Agreement
171	Other Escrow Current Balance	Servicer Records
172	Other Escrow at Closing	Closing Statement/Loan Agreement
173	Other Escrow Description (Upfront)	Loan Agreement
174	Other Escrow Monthly Deposit	Closing Statement/Loan Agreement/Servicer Records
175	Other Escrow Description (Monthly)	Not applicable
176	Other Escrow Int to Lender / Borrower	Loan Agreement
177	Other Escrow Cap	Not applicable
178	Other Escrow Springing Description	Not applicable
179	Letter of Credit	Loan Agreement
180	Earnout/Holdback	Loan Agreement
181	Earnout/Holdback Description	Not applicable
182	Interest on Holdback?	Not applicable
183	Blanket Insurance Policy (Y/N)	Insurance Certificate
184	Windstorm Insurance (Y/N)	Insurance Certificate
185	Earthquake Insurance (Y/N)	Insurance Certificate
186	Terrorism Insurance (Y/N)	Insurance Certificate
187	Environmental Insurance (Y/N)	Insurance Certificate
188	Physical Occupancy	Rent Roll
189	Rent Roll/Census Date	Rent Roll
190	Most Recent Occupancy	Not applicable
191	Most Recent Occupancy Date	Not applicable
192	2nd Most Recent Occupancy	Not applicable
193	2nd Most Recent Occupancy Date	Not applicable

	Characteristic	Source Document
194	3rd Most Recent Occupancy	Not applicable
195	3rd Most Recent Occupancy Date	Not applicable
196	Single Tenant (Y/N)	Rent Roll
197	Anchor Tenant (Y/N)	Rent Roll
198	Major Restaurant Tenants (Y/N)	Rent Roll
199	Health Club / Exercise Studio Space (Y/N)	Rent Roll
200	Movie Theater Tenants (Y/N)	Rent Roll
201	Government / Government Agency Tenant (Y/N)	Rent Roll
202	Major Tenants Lease Termination Option (Tenant Name)	Rent Roll
203	Significant Tenant (Occupying > 50% of NRA)	Rent Roll
204	% of Significant Tenant Rollover During Loan Term (50% or more)	Not applicable
205	Prior Bankruptcies, Defaults or Other Proceedings Description	None - Mortgage Loan Seller Provided
206	DPO	None - Mortgage Loan Seller Provided
207	Master Lease (Y/N)	Rent Roll
208	Major Tenant Name # 1	Rent Roll
209	Major Tenant Sq. Ft. # 1	Rent Roll
210	Major Tenant Lease Expiration Date # 1	Rent Roll
211	Major % of Sq. Ft. # 1	Refer to calculation procedures
212	Major Tenant Name # 2	Rent Roll
213	Major Tenant Sq. Ft. # 2	Rent Roll
214	Major Tenant Lease Expiration Date # 2	Rent Roll
215	Major % of Sq. Ft. # 2	Refer to calculation procedures
216	Major Tenant Name # 3	Rent Roll
217	Major Tenant Sq. Ft. # 3	Rent Roll
218	Major Tenant Lease Expiration Date # 3	Rent Roll
219	Major % of Sq. Ft. # 3	Refer to calculation procedures
220	Major Tenant Name # 4	Rent Roll
221	Major Tenant Sq. Ft. # 4	Rent Roll
222	Major Tenant Lease Expiration Date # 4	Rent Roll
223	Major % of Sq. Ft. # 4	Refer to calculation procedures
224	Major Tenant Name # 5	Rent Roll
225	Major Tenant Sq. Ft. # 5	Rent Roll
226	Major Tenant Lease Expiration Date # 5	Rent Roll
227	Major % of Sq. Ft. # 5	Refer to calculation procedures
228	Most Recent Operating Stmt Date	Not applicable
229	Most Recent EGI	Not applicable
230	Most Recent Expenses	Not applicable
231	Most Recent Rolling 12 NOI	Not applicable
232	Most Recent Total Capital Items	Not applicable
233	Most Recent Rolling 12 NCF	Not applicable
234	2nd Most Recent Operating Stmt Date	Not applicable

	Characteristic	Source Document
235	2nd Most Recent EGI	Not applicable
236	2nd Most Recent Expenses	Not applicable
237	2nd Most Recent NOI	Not applicable
238	2nd Most Recent Total Capital Items	Not applicable
239	2nd Most Recent Rolling 12 NCF	Not applicable
240	3rd Most Recent Operating Stmt Date	Not applicable
241	3rd Most Recent EGI	Not applicable
242	3rd Most Recent Expenses	Not applicable
243	3rd Most Recent NOI	Not applicable
244	3rd Most Recent Total Capital Items	Not applicable
245	3rd Most Recent Rolling 12 NCF	Not applicable
246	UW Revenue	None - Mortgage Loan Seller Provided
247	UW Vacancy	Underwritten Financial Summary Report
248	UW EGI	Underwritten Financial Summary Report
249	UW Expenses	Underwritten Financial Summary Report
250	UW NOI	Underwritten Financial Summary Report
251	UW Replacement Reserves	Underwritten Financial Summary Report
252	UW TI/LC Reserve	Underwritten Financial Summary Report
253	UW NCF	Underwritten Financial Summary Report
254	Appraisal Value	Appraisal Report
255	Date of Valuation	Appraisal Report
256	Appraisal Value (As Stabilized)	Appraisal Report
257	Appraisal Date (As Stabilized)	Appraisal Report
258	Date of Engineering Report	Engineering Report
259	Material Recognized Environmental Concern (Y/N)	Phase I Report
260	Material Recognized Environmental Concern (Description)	Not applicable
261	Date of Phase I Report	Phase I Report
262	Date of Phase II Report (if applicable)	Not applicable
263	Located in Seismic Zone (Y/N)	Engineering Report
264	Date of Seismic Report	Not applicable
265	PML (%)	Not applicable
266	LTV at Origination	Refer to calculation procedures
267	LTV at Cut-off	Refer to calculation procedures
268	LTV at Maturity Date	Refer to calculation procedures
269	UW NCF DSCR (Current)	Refer to calculation procedures
270	UW NCF DSCR (After IO Period)	Refer to calculation procedures
271	UW NOI DSCR (Current)	Refer to calculation procedures
272	UW NOI DSCR (After IO Period)	Refer to calculation procedures
273	UW NOI Debt Yield	Refer to calculation procedures
274	UW NCF Debt Yield	Refer to calculation procedures
275	Total Mortgage Loan LTV at Cut-off	Refer to calculation procedures
276	Total Mortgage Loan LTV at Maturity	Refer to calculation procedures

	Characteristic	Source Document
277	Total Mortgage Loan UW NCF DSCR (Current)	Refer to calculation procedures
278	Total Mortgage Loan UW NCF DSCR (After IO Period)	Refer to calculation procedures
279	Total Mortgage Loan UW NOI DSCR (Current)	Refer to calculation procedures
280	Total Mortgage Loan UW NOI DSCR (After IO Period)	Refer to calculation procedures
281	Total Mortgage Loan UW NOI Debt Yield	Refer to calculation procedures
282	Total Mortgage Loan UW NCF Debt Yield	Refer to calculation procedures
283	Total Debt LTV at Cut-off	Not applicable
284	Total Debt LTV at Maturity	Not applicable
285	Total Debt UW NCF DSCR (Current)	Not applicable
286	Total Debt UW NCF DSCR (After IO Period)	Not applicable
287	Total Debt UW NOI DSCR (Current)	Not applicable
288	Total Debt UW NOI DSCR (After IO Period)	Not applicable
289	Total Debt UW NOI Debt Yield	Not applicable
290	Total Debt UW NCF Debt Yield	Not applicable
291	Warm Body Guarantor (Y/N)	Loan Agreement
292	Recycled SPE (Y/N)	None - Mortgage Loan Seller Provided
293	Delaware SPE (Y/N)	Loan Agreement
294	Total Administrative Fee	None - Mortgage Loan Seller Provided
295	Sub Serviced (Y/N)	None - Mortgage Loan Seller Provided
296	Sub Servicer Name	None - Mortgage Loan Seller Provided
297	Sub Servicer Fee Rate	None - Mortgage Loan Seller Provided
298	Sub-Servicer Cashiering	None - Mortgage Loan Seller Provided
299	Master Servicer Fee Rate	None - Mortgage Loan Seller Provided
300	Primary Servicer Fee Rate	None - Mortgage Loan Seller Provided
301	Trustee Fee Rate	None - Mortgage Loan Seller Provided
302	CREFC Fee Rate	None - Mortgage Loan Seller Provided

Calculation Procedures

With respect to Characteristic 20, we recomputed the Cut-off Balance per Unit as the quotient of (i) the sum of (a) Pari-Passu Total Cut-Off Balance and (b) Senior Subordinate Mortgage Debt Cut-Off Balance and (ii) Units/Rentable Square Ft.

With respect to Characteristic 24, at your request, the Cut-Off Balance was set to equal the Original Balance. At the request of representatives of the Mortgage Loan Seller, Cut-Off Balance differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 25, we recomputed the % of Total Cut-off Date Balance as the quotient of the (i) Cut-off Balance and (ii) sum of each of the Mortgage Assets’ Cut-Off Date Balance.

With respect to Characteristic 26, at your request, the Maturity Balance was set to equal the Original Balance. At the request of representatives of the Mortgage Loan Seller, Maturity Balance differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 29, we recomputed the Monthly Debt Service Payment as one twelfth of the product of (a) Original Balance, (b) Interest Rate and (c) a fraction equal to 365/360.

With respect to Characteristic 42, we were instructed to set the Original Amort. Term (Months) to equal 0.

With respect to Characteristic 43, we recomputed the Original Balloon Term (Months) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity/ARD Date.

With respect to Characteristic 44, we recomputed the Seasoning as of Cut-off Date (Months) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Cut-off Date.

With respect to Characteristic 45, we recomputed the Remaining IO Period by subtracting the (i) Seasoning as of Cut-off Date (Months) from (ii) Original IO Period (Months).

With respect to Characteristic 46, we were instructed to set the Remaining Term to Amortization (Months) to equal 0.

With respect to Characteristic 47, we recomputed the Remaining Term to Maturity (Months) by subtracting the (i) Seasoning as of Cut-off Date (Months) from (ii) Original Balloon Term (Months).

With respect to Characteristic 72, at your request, the Pari-Passu Out of Trust Cut-Off Balance was set to equal the Pari-Passu Out of Trust Original Balance. At the request of representatives of Mortgage Loan Seller, Pari-Passu Out of Trust Cut-Off Balance differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 74, at your request, the Pari-Passu Total Cut-Off Balance was set to equal the Pari-Passu Total Original Balance. At the request of representatives of the Mortgage Loan Seller, Pari-Passu Total Cut-Off Balance differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 75, at your request, the Pari-Passu Total Maturity Balance was set to equal the Pari-Passu Total Original Balance. At the request of representatives of the Mortgage Loan Seller, Pari-Passu Total Maturity Balance differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 76, we recomputed the Pari-Passu Total Annual Debt Service as the product of (i) the Pari-Passu Monthly Debt Service Payment (as defined below) and (ii) 12.

The “Pari-Passu Monthly Debt Service Payment” is equal to one twelfth of the product of the (a) Pari-Passu Total Original Balance, (b) Interest Rate and (c) a fraction equal to 365/360.

With respect to Characteristic 79, at your request, the Senior Subordinate Mortgage Debt Cut-Off Balance was set to equal the Senior Subordinate Mortgage Debt Original Balance. At the request of representatives of the Mortgage Loan Seller, Senior Subordinate Mortgage Debt Cut-Off Balance differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 81, we recomputed the Senior Subordinate Mortgage Debt Monthly Payment Amount (Current) as one twelfth of the product of (a) Senior Subordinate Mortgage Debt Original Balance, (b) Senior Subordinate Mortgage Debt Interest Rate and (c) a fraction equal to 365/360.

With respect to Characteristic 82, we recomputed the Senior Subordinate Mortgage Debt Monthly Payment Amount as one twelfth of the product of (a) Senior Subordinate Mortgage Debt Original Balance, (b) Senior Subordinate Mortgage Debt Interest Rate and (c) a fraction equal to 365/360.

With respect to Characteristic 88, at your request, the Subordinate Mortgage Debt Cut-Off Balance was set to equal the Subordinate Mortgage Debt Original Balance. At the request of representatives of the Mortgage Loan Seller, Subordinate Mortgage Debt Cut-Off Balance differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 90, we recomputed the Subordinate Mortgage Debt Monthly Payment Amount (Current) as one twelfth of the product of (a) Subordinate Mortgage Debt Original Balance, (b) Subordinate Mortgage Debt Interest Rate and (c) a fraction equal to 365/360.

With respect to Characteristic 91, we recomputed the Subordinate Mortgage Debt Monthly Payment Amount as one twelfth of the product of (a) Subordinate Mortgage Debt Original Balance, (b) Subordinate Mortgage Debt Interest Rate and (c) a fraction equal to 365/360.

With respect to Characteristic 95, we recomputed the Total Mortgage Debt Cut-off Date Balance as the sum of the (i) Pari-Passu Total Cut-Off Balance, (ii) Senior Subordinate Mortgage Debt Cut-off Balance and (iii) Subordinate Mortgage Debt Cut-Off Balance. At the request of representatives of the Mortgage Loan Seller, Total Mortgage Debt Cut-off Date Balance differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 96, we recomputed the Total Mortgage Debt Maturity Balance as the sum of the (i) Pari-Passu Total Maturity Balance, (ii) Senior Subordinate Mortgage Debt Maturity Balance (as defined below) and (iii) Subordinate Mortgage Debt Maturity Balance (as defined below). At the request of representatives of the Mortgage Loan Seller, Total Mortgage Debt Maturity Balance differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

•	The “Senior Subordinate Mortgage Debt Maturity Balance” was set to equal the Senior Subordinate Mortgage Debt Original Balance.
•	The “Subordinate Mortgage Debt Maturity Balance” was set to equal the Subordinate Mortgage Debt Original Balance.

With respect to Characteristic 211, we recomputed the Major % of Sq. Ft. # 1 as the quotient of the (i) Major Tenant Sq. Ft. # 1 and (ii) Units/Rentable Square Ft.

With respect to Characteristic 215, we recomputed the Major % of Sq. Ft. # 2 as the quotient of the (i) Major Tenant Sq. Ft. # 2 and (ii) Units/Rentable Square Ft.

With respect to Characteristic 219, we recomputed the Major % of Sq. Ft. # 3 as the quotient of the (i) Major Tenant Sq. Ft. # 3 and (ii) Units/Rentable Square Ft.

With respect to Characteristic 223, we recomputed the Major % of Sq. Ft. # 4 as the quotient of the (i) Major Tenant Sq. Ft. # 4 and (ii) Units/Rentable Square Ft.

With respect to Characteristic 227, we recomputed the Major % of Sq. Ft. # 5 as the quotient of the (i) Major Tenant Sq. Ft. # 5 and (ii) Units/Rentable Square Ft.

With respect to Characteristic 266, we recomputed the LTV at Origination as the quotient of the (i) sum of the (a) Pari-Passu Total Original Balance and (b) Senior Subordinate Mortgage Debt Original Balance and (ii) Appraisal Value.

With respect to Characteristic 267, we recomputed the LTV at Cut-off as the quotient of the (i) sum of the (a) Pari-Passu Total Cut-Off Balance and (b) Senior Subordinate Mortgage Debt Cut-Off Balance and (ii) Appraisal Value.

With respect to Characteristic 268, we recomputed the LTV at Maturity Date as the quotient of the (i) sum of the (a) Pari-Passu Total Maturity Balance and (b) Senior Subordinate Mortgage Debt Maturity Balance and (ii) Appraisal Value.

With respect to Characteristic 269, we recomputed the UW NCF DSCR (Current) as the quotient of the (i) UW NCF and (ii) product of (a) the sum of the (x) Pari-Passu Monthly Debt Service Payment and (y) Senior Subordinate Mortgage Debt Monthly Payment Amount (Current) and (b) twelve.

With respect to Characteristic 270, we recomputed the UW NCF DSCR (After IO Period) as the quotient of the (i) UW NCF and (ii) product of (a) the sum of the (x) Pari-Passu Monthly Debt Service Payment and (y) Senior Subordinate Mortgage Debt Monthly Payment Amount and (b) twelve.

With respect to Characteristic 271, we recomputed the UW NOI DSCR (Current) as the quotient of the (i) UW NOI and (ii) product of (a) the sum of the (x) Pari-Passu Monthly Debt Service Payment and (y) Senior Subordinate Mortgage Debt Monthly Payment Amount (Current) and (b) twelve.

With respect to Characteristic 272, we recomputed the UW NOI DSCR (After IO Period) as the quotient of the (i) UW NOI and (ii) product of (a) the sum of the (x) Pari-Passu Monthly Debt Service Payment and (y) Senior Subordinate Mortgage Debt Monthly Payment Amount and (b) twelve.

With respect to Characteristic 273, we recomputed the UW NOI Debt Yield as the quotient of the (i) UW NOI and (ii) sum of the (a) Pari-Passu Total Cut-Off Balance and (b) Senior Subordinate Mortgage Debt Cut-Off Balance.

With respect to Characteristic 274, we recomputed the UW NCF Debt Yield as the quotient of the (i) UW NCF and (ii) sum of the (a) Pari-Passu Total Cut-Off Balance and (b) Senior Subordinate Mortgage Debt Cut-Off Balance.

With respect to Characteristic 275, we recomputed the Total Mortgage Loan LTV at Cut-off as the quotient of the (i) Total Mortgage Debt Cut-off Date Balance and (ii) Appraisal Value.

With respect to Characteristic 276, we recomputed the Total Mortgage Loan LTV at Maturity as the quotient of the (i) Total Mortgage Debt Maturity Balance and (ii) Appraisal Value.

With respect to Characteristic 277, we recomputed the Total Mortgage Loan UW NCF DSCR (Current) as the quotient of the (i) UW NCF and (ii) product of (a) the sum of the (x) Pari-Passu Monthly Debt Service Payment, (y) Senior Subordinate Mortgage Debt Monthly Payment Amount (Current) and (z) Subordinate Mortgage Debt Monthly Payment Amount (Current) and (b) twelve.

With respect to Characteristic 278, we recomputed the Total Mortgage Loan UW NCF DSCR (After IO Period) as the quotient of the (i) UW NCF and (ii) product of (a) the sum of the (x) Pari-Passu Monthly Debt Service Payment, (y) Senior Subordinate Mortgage Debt Monthly Payment Amount and (z) Subordinate Mortgage Debt Monthly Payment Amount and (b) twelve.

With respect to Characteristic 279, we recomputed the Total Mortgage Loan UW NOI DSCR (Current) as the quotient of the (i) UW NOI and (ii) product of (a) the sum of the (x) Pari-Passu Monthly Debt Service Payment, (y) Senior Subordinate Mortgage Debt Monthly Payment Amount (Current) and (z) Subordinate Mortgage Debt Monthly Payment Amount (Current) and (b) twelve.

With respect to Characteristic 280, we recomputed the Total Mortgage Loan UW NOI DSCR (After IO Period) as the quotient of the (i) UW NOI and (ii) product of (a) the sum of the (x) Pari-Passu Monthly Debt Service Payment, (y) Senior Subordinate Mortgage Debt Monthly Payment Amount and (z) Subordinate Mortgage Debt Monthly Payment Amount and (b) twelve.

With respect to Characteristic 281, we recomputed the Total Mortgage Loan UW NOI Debt Yield as the quotient of the (i) UW NOI and (ii) Total Mortgage Debt Cut-off Date Balance.

With respect to Characteristic 282, we recomputed the Total Mortgage Loan UW NCF Debt Yield as the quotient of the (i) UW NCF and (ii) Total Mortgage Debt Cut-off Date Balance.